ORGANIZATION - Capitalization (Details) - shares			3 Months Ended	9 Months Ended		12 Months Ended
		Apr. 01, 2015	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 25, 2017	Mar. 31, 2016
Common units
Partners' Equity
Number of units	[1]		68,600,000			67,400,000	64,300,000	63,600,000		64,700,000
General Partner | TC PipeLines GP, Inc.
Partners' Equity
IDRs ownership (as a percent)						100.00%
Ownership interest in the Partnership (as a percent)		2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Limited Partners | Common units
Partners' Equity
Number of units						67,454,831
Limited Partners | Common units | TC PipeLines GP, Inc.
Partners' Equity
Number of units						5,797,106			5,797,106
Limited Partners | Common units | TransCanada
Partners' Equity
Number of units						11,287,725
Limited partner interest (as a percent)						25.30%
Limited Partners | Class B units | TransCanada
Partners' Equity
Number of units						1,900,000
Limited partner interest (as a percent)						100.00%

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).